Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.44

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
2025960559	XXX	XXX	XXX	Compliance	XXX account disclosure statement not delivered at closing	XXX	1	Closed	Missing Initial XXX Account Disclosure Statement. Closing CD (pg. XXX) reflects an XXX Account will be established.	XXX	Verified credit history - Indicator credit score is XXX, with minimum score required of XXX which is XXX points above the minimum required by the GL. ; Verified housing payment history - Rental payment history reported as XXX (pg. XXX) for greater than XXX months.;		XXX: Received copy of XXX XXX Disclosure. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2025960559	XXX	XXX	XXX	Credit	Insufficient Verified Funds to Close	XXX	1	Closed	Sufficient assets required for cash to close and required XXX months reserves. XXX gifts and XXX account verified in file. Pending receipt of final CD plus required reserves.	XXX	Verified credit history - Indicator credit score is XXX, with minimum score required of XXX which is XXX points above the minimum required by the GL. ; Verified housing payment history - Rental payment history reported as XXX (pg. XXX) for greater than XXX months.;		XXX Lender provided post-close CD to verify gift funds paid and final cash-to-close requirement.	XXX	C	A	C	A	C	A	C	A	C	A
2025960559	XXX	XXX	XXX	Compliance	Missing Note	XXX	1	Closed	Missing copy of executed Note for $XXX with Fixed XXX% Interest Rate and P&I of $XXX.	XXX	Verified credit history - Indicator credit score is XXX, with minimum score required of XXX which is XXX points above the minimum required by the GL. ; Verified housing payment history - Rental payment history reported as XXX (pg. XXX) for greater than XXX months.;		XXX Lender provided copy of executed Note	XXX	D	A	D	A	D	A	D	A	D	A
2025960559	XXX	XXX	XXX	Compliance	Missing Mortgage/Deed of Trust	XXX	1	Closed	Missing executed and XXX Mortgage-Deed of Trust with all XXX. Subject property is a XXX, thus a XXX should be included. Mortgage amount expected as $XXX with XXX individual, the borrower in title as his XXX and separate property.	XXX	Verified credit history - Indicator credit score is XXX, with minimum score required of XXX which is XXX points above the minimum required by the GL. ; Verified housing payment history - Rental payment history reported as XXX (pg. XXX) for greater than XXX months.;	XXX XXX Cleared lender provided copy of the executed and notarized deed with XXX attached reflecting on XXX.	XXX Cleared lender provided copy of the executed and notarized deed with XXX rider attached reflecting on XXX borrower.	XXX	D	A	D	A	D	A	D	A	D	A
2025960559	XXX	XXX	XXX	Compliance	Missing Final XXX	XXX	1	Closed	Missing final Closing Disclosure. Unable to complete Compliance review. CD in file (pg. XXX) is not the final. Top section on page one (file pg. XXX) does not disclose the Seller name (XXX, thus incomplete). All final figures must be reviewed and confirmed.	XXX	Verified credit history - Indicator credit score is XXX, with minimum score required of XXX which is XXX points above the minimum required by the GL. ; Verified housing payment history - Rental payment history reported as XXX (pg. XXX) for greater than XXX months.;		XXX: Received final CD. Exception cleared.	XXX	D	A	D	A	D	A	D	A	D	A
2025960559	XXX	XXX	XXX	Compliance	Note is not executed	XXX	1	Closed		XXX	Verified credit history - Indicator credit score is XXX, with minimum score required of XXX which is XXX points above the minimum required by the GL. ; Verified housing payment history - Rental payment history reported as XXX (pg. XXX) for greater than XXX months.;		XXX Lender provided copy of executed Note	XXX	C	A	C	A	C	A	C	A	C	A
2025960559	XXX	XXX	XXX	Credit	Insufficient verified reserves	XXX	2	Acknowledged	XXX Lender provided post-close CD to verify gift funds paid and final cash-to-close requirement. Remaining funds from borrower assets for reserves is $XXX. XXX months reserves required is $XXX. Borrower is short on reserves $XXX.		Verified credit history - Indicator credit score is XXX, with minimum score required of XXX which is XXX points above the minimum required by the GL. ; Verified housing payment history - Rental payment history reported as XXX (pg. XXX) for greater than XXX months.;		Client: XXX Investor acknowledged exception. Additional comp factors; DTI < XXX%, gross disposable income > $XXX per month.	XXX	C	B	C	B	C	B	C	B	C	B
2025960558	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	2	Acknowledged	Missing Initial 1003 Application in file. Application date entered as XXX per Loan Detail Report pg.XXX. Credit report in Broker name (pg. XXX) reflects an earlier date of XXX. The later date was entered as Lender Application date.		Verified housing payment history - VOM/payment history (pg. XXX) in file reflects XXX months of satisfactory mortgage history paid XXX. ; Verified reserves - Borrower has $XXX liquid assets remaining after closing from cash out proceeds which is allowed per guidelines when $XXX is required per guidelines for all XXX property owned. ; Established Landlord history - Borrower has history of owning and managing multiple XXX properties with satisfactory mortgage history over prior XXX months reviewed. ;		Client: Per XXX dated email, the Investor acknowledged an override for a missing initial 1003 on a XXX loan.	XXX	C	B	C	B	C	B	C	B	C	B
2025960558	XXX	XXX	XXX	Property	Missing Third Party Appraisal Review	XXX	2	Acknowledged	Appraisal reviews are required for all loan amounts per Guidelines pg.XXX/XXX; XXX or XXX not in file.		Verified housing payment history - VOM/payment history (pg. XXX) in file reflects XXX months of satisfactory mortgage history paid XXX. ; Verified reserves - Borrower has $XXX liquid assets remaining after closing from cash out proceeds which is allowed per guidelines when $XXX is required per guidelines for all XXX property owned. ; Established Landlord history - Borrower has history of owning and managing multiple XXX properties with satisfactory mortgage history over prior XXX months reviewed. ;		Client: Per Investor email dated XXX, override missing CDA based on XXX CU with score of XXX.	XXX	C	B	C	B	C	B	C	B	C	B
2025960558	XXX	XXX	XXX	Credit	LTV = >XXX%	XXX	1	Closed	XXX% LTV/CLTV exceeds the max allowed of XXX% for a cash out refinance owned less than XXX months at the time of application. Initial Application is missing from file; therefore the Application date is XXX per the Loan Detail Report (pg. XXX). Guidelines state (pg.XXX) if the subject property is owned < XXX XXX. at the time of application the LTV/CLTV will be based on the lesser of the original purchase price plus improvements or current value.
1) Proof of Improvements - Required.  Appraisal indicates subject is in average condition with last noted updates being in range of XXX years prior.
2) Proof of Purchase Price - Evidenced by prior Closing Disclosure not file. Appraisal indicates prior sale was a Private sale on XXX with a purchase price of $XXX (this amount was used in LTV/CLTV calculation as no other documented improvements provided). Appraisal value of $XXX was not considered as ownership was less than XXX months at time of Application. Title (pg. XXX) reflects a lien for $XXX on XXX but not to borrower (to XXX). Subject final CD shows a payoff of $XXX (pg. XXX).	XXX	Verified housing payment history - VOM/payment history (pg. XXX) in file reflects XXX months of satisfactory mortgage history paid XXX. ; Verified reserves - Borrower has $XXX liquid assets remaining after closing from cash out proceeds which is allowed per guidelines when $XXX is required per guidelines for all XXX property owned. ; Established Landlord history - Borrower has history of owning and managing multiple XXX properties with satisfactory mortgage history over prior XXX months reviewed. ;	XXX XXX - INVESTOR TO REVIEW. Email sent to Investor to advise of Exception Request submitted for the subject property being owned less than XXX months at the time of application.
*Exception Remains.  Still missing the prior Closing Disclosure/Settlement Statement from the borrower's purchase transaction of the subject property in XXX.

XXX - Received copy of Demand statement on the loan paid off on subject transaction dated XXX and a prior Demand statement dated XXX with a copy of the XXX XXX number notice to confirm borrower is XXX of LLC that originally XXX to subject property in XXX.
*Exception Remains. Still missing the prior Closing Disclosure/Settlement from the borrower's purchase transaction of the subject property in XXX to confirm the actual settlement date and the length of time the borrower has owned the subject property. Per the guidelines, ownership < XXX. at the time of application requires the LTV/CLTV to be based on the lesser of the original purchase price plus improvements or current value. Original purchase price of $XXX was used in the LTV/CLTV calculation and results in a XXX% LTV.

XXX - Received a copy of the Borrower final settlement statement (dated XXX) from the subject transaction, not the prior purchase transaction from XXX.
*Exception Remains. Still missing the prior Closing Disclosure/Settlement State from the borrower's purchase transaction of the subject property in XXX to confirm the actual settlement date and the length of time the borrower has owned the subject property. Per the guidelines, ownership <XXX. at the time of application requires the LTV/CLTV to be based on the lesser of the original purchase price plus improvements or current value. Original purchase price of $XXX was used in the LTV/CLTV calculation and results in a XXX% LTV.

XXX - Received a copy of recorded Grant Deed (XXX pgs) showing a Notary date of XXX to represent when seller signed. Additionally, a RealQuest transaction history report was provided reflecting a sale date of XXX and recording date of XXX. Lender is using the "sale date" to calculate XXX months ownership. Ownership can only be determined with a copy of the actual Closing Settlement statement to confirm the closing date. The Notary date of XXX is less than XXX months. Unable to confirm the actual settlement date due to missing the prior Closing Disclosure/Settlement Statement.
*Exception Remains. Still missing the prior Closing Disclosure/Settlement Statement to confirm the actual settlement date and the length of time the borrower has owned the subject property. Per the guidelines, ownership < XXX. at the time of application requires the LTV/CLTV to be based on the lesser of the original purchase price plus improvements or current value. Original purchase price of $XXX was used in the LTV/CLTV calculation and results in a XXX% LTV.

XXX - Received lender response of: "As per the Appraisal, pg. 2, the subject transferred on XXX for $XXX. This was a private sale and the subject was not listed on the XXX.
*Exception Remains. Subject property was owned < XXX months at the time of application. Guidelines state  if the subject property is owned < XXX. at the time of application the LTV/CLTV will be based on the lesser of the original purchase price plus improvements or current value. Original purchase price of $XXX was used in the LTV/CLTV calculation and results in a XXX% LTV.  No prior Closing Disclosure or Settlement Statement was provided for this transaction to reflect a different original purchase price. Refer to original XXX for full detail.

XXX - Received response from lender of: "as per the attached 1008, our LTV is XXX%".
												*Exception Remains. Borrower did not own subject for > XXX months prior to the Application date. Lender provided a copy of Grant Deed dated XXX (closing date) which confirms that the LLC as reflected on title granted to borrower at closing as a married woman as her XXX and separate property. LLC signage reflects the borrower as the XXX of the LLC; however, the ownership of > XXX months is not resolved. Appraisal reflects prior sales price of $XXX which is value used for LTV. Refer to original XXX for full detail.	XXX - Received Investor notification that the preliminary title provided reflects the Deed dated XXX, thus they accept the title (for timing) vs. the CD for the previous purchase and allow the LTV calculation based on the appraised value. The file comp factors and minimal days short for seasoning are the reason for allowing. Refer to XXX	XXX	C	A	C	A	C	A	C	A	C	A
2025960558	XXX	XXX	XXX	Credit	Missing Copy of Quit Claim Deed	XXX	1	Closed	Missing evidence of Deed transfer from XXX to Borrower, XXX. Per XXX (pgXXX) a Deed of Trust dated XXX and recorded on XXX (Appraisal prior sale date) exists for $XXX in the name of XXX	XXX	Verified housing payment history - VOM/payment history (pg. XXX) in file reflects XXX months of satisfactory mortgage history paid XXX. ; Verified reserves - Borrower has $XXX liquid assets remaining after closing from cash out proceeds which is allowed per guidelines when $XXX is required per guidelines for all XXX property owned. ; Established Landlord history - Borrower has history of owning and managing multiple XXX properties with satisfactory mortgage history over prior XXX months reviewed. ;		XXX - Received copy of XXX from LLC to borrower dated the date of closing on XXX. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2025960558	XXX	XXX	XXX	Credit	Missing Lease Agreement and/or Not Executed	XXX	2	Acknowledged	Missing subject property current lease agreement to verify $XXX month current monthly rents. Borrower took ownership of property in XXX. Appraisal Form 1007 (pg.XXX) reflects Lease date of XXX. If actual lease agreement is < $XXX, the DSCR ratio will require recalculation.	Verified housing payment history - VOM/payment history (pg. XXX) in file reflects XXX months of satisfactory mortgage history paid XXX. ; Verified reserves - Borrower has $XXX liquid assets remaining after closing from cash out proceeds which is allowed per guidelines when $XXX is required per guidelines for all XXX property owned. ; Established Landlord history - Borrower has history of owning and managing multiple XXX properties with satisfactory mortgage history over prior XXX months reviewed. ;	Mitigated Risk: XXX - Received response from lender of: "Non QM DSCR Experienced Investor Refinance Cashout SFR FICO XXX required LTV XXX% and our LTV reduced to XXX% please waive.
													*Exception Waived. Borrower deeded property at closing from LLC, thus LLC held prior lease. Appraisal 1007 reflects lease amount of $XXX. Waived as confirmation was presented post-closing to confirm ownership to borrower did not occur until the subject loan closing.	XXX	C	B	C	B	C	B	C	B	C	B
2025960558	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged	Lender used the current appraisal value for calculating LTV/CLTV which does not meet the seasoning requirement per the guideline for ownership of XXX months at time of initial application.		Verified housing payment history - VOM/payment history (pg. XXX) in file reflects XXX months of satisfactory mortgage history paid XXX. ; Verified reserves - Borrower has $XXX liquid assets remaining after closing from cash out proceeds which is allowed per guidelines when $XXX is required per guidelines for all XXX property owned. ; Established Landlord history - Borrower has history of owning and managing multiple XXX properties with satisfactory mortgage history over prior XXX months reviewed. ;		Client: XXX - Received Investor notification that the preliminary title provided reflects the Deed dated XXX, thus they accept the title (for timing) vs. the CD for the previous purchase and allow the LTV calculation based on the appraised value. The file comp factors and minimal days short for seasoning are the reason for allowing.	XXX	C	B	C	B	C	B	C	B	C	B
2025960732	XXX	XXX	XXX	Compliance	Corrections to the Mortgage/DOT are not initialed by the Borrower(s)	XXX	1	Closed	Marital status is added to page XXX of the DOT (pXXX), borrower did not initial this update. In addition the XXX district was written in on p3 (pXXX of file) without initial from the borrower.	XXX	Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX documented.; Verified housing payment history - XXX months mortgage payment history required, XXX months of satisfactory history documented.;	XXX XXX - Recd corrective DOT, correction has been initialed by the borrower. Handwritten in district on pg XXX matches to the typewritten exhibit A legal description.	XXX - Recd corrective DOT, correction has been initialed by the borrower. Handwritten in district on pg XXX matches to the typewritten exhibit A legal description.	XXX	C	A	C	A	C	A	C	A	C	A
2025960732	XXX	XXX	XXX	Credit	Sales Contract is not executed by all Parties	XXX	1	Closed	The purchase contract is not signed by the seller (pXXX). Contract offer was countered by the seller and the counter offer is signed by all parties (pXXX), but this is not indicated by the original contract.	XXX	Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX documented.; Verified housing payment history - XXX months mortgage payment history required, XXX months of satisfactory history documented.;	XXX XXX- Exception is cleared with the attached seller signed purchase agreement.	XXX - Exception is cleared with the attached seller signed purchase agreement.	XXX	C	A	C	A	C	A	C	A	C	A
2025960732	XXX	XXX	XXX	Credit	Missing Hazard Insurance Certification Number	XXX	1	Closed	XXX in the file does not include the policy number or policy expiration date (pXXX). Correspondence from the agent states it is not available until the policy is issued (pXXX)	XXX	Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX documented.; Verified housing payment history - XXX months mortgage payment history required, XXX months of satisfactory history documented.;	XXX XXX - Exception is cleared with the attached XXX declaration.	XXX - Exception is cleared with the attached XXX declaration.	XXX	C	A	C	A	C	A	C	A	C	A
2025960731	XXX	XXX	XXX	Compliance	Missing Legal Description on Mortgage/DOT	XXX	1	Closed	Legal description was not sent for recording. The copy of the recorded mortgage does not have Exhibit A attached, and there is no recording stamp on the copies in file attached to the unrecorded mortgage (pg XXX). Missing evidence that the mortgage with legal description was sent for re-recording.	XXX	Verified credit history - Middle credit score XXX > XXX Minimum Credit Score Required.; Verified housing payment history - VOM confirms XXX and XXX months satisfactory mortgage ratings on non-subject reo. Credit report confirms XXX months satisfactory mortgage rating on other XXX.;	XXX XXX - Exception is cleared with the attached copy of the recorded Mortgage, legal description included.	XXX - Exception is cleared with the attached copy of the recorded Mortgage, legal description included.	XXX	C	A	C	A	C	A	C	A	C	A
2025960731	XXX	XXX	XXX	Credit	Unacceptable Mortgage History	XXX	2	Acknowledged	Investor acknowledged exception in file for no verifiable primary housing history; lives with aging XXX and XXX (pg XXX).		Verified credit history - Middle credit score XXX > XXX Minimum Credit Score Required.; Verified housing payment history - VOM confirms XXX and XXX months satisfactory mortgage ratings on non-subject reo. Credit report confirms XXX months satisfactory mortgage rating on other XXX.;		Client: EV2/B Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2025960731	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Borrower was qualified using rents of $XXX. Review is unable to source qualifying rent. XXX reflects actual rent of $XXX with market rent of $XXX (pg XXX).	XXX	Verified credit history - Middle credit score XXX > XXX Minimum Credit Score Required.; Verified housing payment history - VOM confirms XXX and XXX months satisfactory mortgage ratings on non-subject XXX. Credit report confirms XXX months satisfactory mortgage rating on other XXX.;	XXX XXX - Exception is cleared with the attached signed verification of receipt of rent from the borrowers XXX company.

XXX - Attached documentation presented in the original file is insufficient to satisfy the exception.
-- Finding remains. Typewritten verification of current receipt of rent for subject units is not signed by the property management, XXX.

XXX - Posted response is insufficient to satisfy the exception.
--Finding remains. Per guidelines, Expired leases are acceptable if the lease contains a month to month tenancy language at expiration with evidence of ongoing receipt of XXX months current receipt.
Unit XXX - Month to Month
Unit XXX - New lease
Typewritten verification of current receipt of rent for subject units is not signed by the property management, XXX.

												XXX - Attached verification of current receipt of rent for subject units is not signed by the property management, XXX.	XXX - Exception is cleared with the attached signed verification of receipt of rent from the XXX company.	XXX	C	A	C	A	C	A	C	A	C	A
2025960731	XXX	XXX	XXX	Credit	Missing Letter of Explanation	XXX	2	Acknowledged	Missing rent free letter, as required per guidelines.	Verified credit history - Middle credit score XXX > XXX Minimum Credit Score Required.; Verified housing payment history - VOM confirms XXX and XXX months satisfactory mortgage ratings on non-subject XXX. Credit report confirms XXX months satisfactory mortgage rating on other XXX.;	XXX XXX - Recd investor response, "Just wanted to pass along that we are ok without the rent free letter on the above loan. XXX granted an exception for the housing history knowing that the borrower lived with XXX and XXX. I discussed with XXX."

XXX - Attached exception form is insufficient to satisfy the exception. Exception granted for non verifiable housing history; lives with aging mother. Rent free letter is still required to verify borrower is living rent free.	Client: EV2/B Investor Acknowledged Exception
													XXX - Attached exception form is insufficient to satisfy the exception. Exception granted for non verifiable housing history; lives with XXX. Rent free letter is still required to verify borrower is living rent free.	XXX	C	B	C	B	C	B	C	B	C	B
2025960731	XXX	XXX	XXX	Credit	Missing Lease Agreement and/or Not Executed	XXX	1	Closed	Missing lease agreement for subject property.	XXX	Verified credit history - Middle credit score XXX > XXX Minimum Credit Score Required.; Verified housing payment history - VOM confirms XXX and XXX months satisfactory mortgage ratings on non-subject XXX. Credit report confirms XXX months satisfactory mortgage rating on other XXX.;	XXX XXX- Exception is cleared with the attached copies of the current signed lease agreements.	XXX - Exception is cleared with the attached copies of the current signed lease agreements.	XXX	C	A	C	A	C	A	C	A	C	A
2025960731	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	2	Acknowledged	1) Initial 1003 employment and income is captured for the DSCR loan. Per guidelines, income derived from regular employment, retirements or other investments should not be disclosed.

									2) Monthly rental income for subject property is not listed on the final 1003.		Verified credit history - Middle credit score XXX > XXX Minimum Credit Score Required.; Verified housing payment history - VOM confirms XXX and XXX months satisfactory mortgage ratings on non-subject XXX. Credit report confirms XXX months satisfactory mortgage rating on other XXX.;		Mitigated Risk: EV2/B Non-Material XXX loan.	XXX	C	B	C	B	C	B	C	B	C	B
2025960730	XXX	XXX	XXX	Credit	Missing copy of XXX for XXX.	XXX	1	Closed	Missing XXX Card. XXX Card (Page XXX) for XXX is the only residency documentation in file.	XXX	Verified credit history - XXX/XXX qualifying credit scores, minimum required of XXX. No material derogatory credit. ; Low DTI - XXX% DTI, maximum of XXX% allowed. ;	XXX XXX - Recd corrected 1003 changing B2 citizenship from permanent resident to non-permanent resident. Guidelines allow use of unexpired XXX in lieu of a XXX.
-- Exception can be cleared upon receipt of: Evidence that the corrected 1003 has been electronically sent to borrower -OR- Borrower signed copy of the corrected 1003.

XXX - Posted response is insufficient to satisfy the exception.
--Finding remains. The XXX card does not confirm permanent residency. A copy of the XXX card is required.

XXX - Recd XXX.
												--Finding remains. Missing copy of valid XXX card. Per guidelines, If the borrower is a XXX Alien, the file must contain evidence of lawful permanent residency.	XXX - Evidence of electronic delivery of corrected 1003 provided to borrower.	XXX	C	A	C	A	C	A	C	A	C	A
2025960730	XXX	XXX	XXX	Compliance	Invalid Change of Circumstance	XXX	1	Closed	XXX (Page XXX) reflects XXX changes disclosed on XXX issued XXX:

Change description on XXX states loan discount fee was increased but does not state reason for increase.

									After that on XXX a change in loan amount occurred. An increase in the discount fee prior to the change in loan amount is not explained.	XXX	Verified credit history - XXX/XXX qualifying credit scores, minimum required of XXX. No material derogatory credit. ; Low DTI - XXX% DTI, maximum of XXX% allowed. ;	XXX XXX - Exception is cleared with the attached posted response, pricing change due to lower appraised value and increased loan amount.	XXX- Exception is cleared with the attached posted response, pricing change due to lower appraised value and increased loan amount.	XXX	C	A	C	A	C	A	C	A	C	A
2025960730	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid XXX for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	1	Closed	Missing XXX or General Credit for increase in Loan Discount Fee on CD issued XXX. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	XXX	Verified credit history - XXX/XXX qualifying credit scores, minimum required of XXX. No material derogatory credit. ; Low DTI - XXX% DTI, maximum of XXX% allowed. ;	XXX XXX - Exception is cleared with the attached XXX, XXX extended through disbursement resulting in pricing change.

XXX - Posted response is insufficient to satisfy the exception.
												--Finding remains. Missing valid XXX for the increase to the Loan Discount Fee from $XXX to $XXX on XXX.	Exception is cleared with the attached XXX, rate lock extended through disbursement resulting in pricing change.	XXX	C	A	C	A	C	A	C	A	C	A
2025960730	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	XXX qualified on XXX month business bank statement income. Missing XXX XXX statement supporting total deposits of $XXX used to qualify (pg XXX). File contains XXX XXX statement (pg XXX) instead of XXX. Review included deposit total of $XXX pending submission of correct statement.	XXX	Verified credit history - XXX/XXX qualifying credit scores, minimum required of XXX. No material derogatory credit. ; Low DTI - XXX% DTI, maximum of XXX% allowed. ;	XXX XXX - Exception is cleared with the attached additional bank statement.	XXX - Exception is cleared with the attached additional bank statement.	XXX	C	A	C	A	C	A	C	A	C	A
2025960730	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	2	Acknowledged	Missing investor acknowledgement for lender approved exception. Tax Preparer LOE (pg XXX) confirmed use of business funds will not impact the business. Guidelines require XXX to confirm. Lender approved exception to allow use of business tax preparer in lieu of XXX (pg XXX).		Verified credit history - XXX/XXX qualifying credit scores, minimum required of XXX. No material derogatory credit. ; Low DTI - XXX% DTI, maximum of XXX% allowed. ;	XXX XXX - Investor Acknowledged Exception	Client: XXX- Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2025960730	XXX	XXX	XXX	Credit	Property Type is prohibited	XXX	1	Closed	Subject is XXX per appraisal (pg XXX). Missing evidence of investor approval required for XXX properties.	XXX	Verified credit history - XXX/XXX qualifying credit scores, minimum required of XXX. No material derogatory credit. ; Low DTI - XXX% DTI, maximum of XXX% allowed. ;		TPR Set in Error. Meets guideline requirements. NOTE: XXX is XXX XXX. Highest Best Use XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025960729	XXX	XXX	XXX	Compliance	XXX account disclosure statement not delivered at closing	XXX	1	Closed	Missing initial XXX account disclosure statement.	XXX	Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ; Verified credit history - XXX/XXX qualifying credit scores, minimum required of XXX. ;	XXX XXX - Recd XXX.	XXX - Recd XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025960729	XXX	XXX	XXX	Compliance	Note is Incomplete	XXX	1	Closed	Missing XXX to Note (pg XXX). Prepayment details entered per rider to mortgage (pg XXX).	XXX	Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ; Verified credit history - XXX/XXX qualifying credit scores, minimum required of XXX. ;	XXX XXX - Recd XXX to Note.	XXX - Recd XXX Rider to Note.	XXX	C	A	C	A	C	A	C	A	C	A
2025960729	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	Missing XXX Bank statement to source $XXX transfer into XXX on XXX (pg XXX). If these funds are removed from qualifying assets borrower would be short reserves by $XXX.	XXX	Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ; Verified credit history - XXX/XXX qualifying credit scores, minimum required of XXX. ;	XXX XXX - TPR set in error. Large deposit is defined > XXX% loan amount.	XXX - TPR set in error. Large deposit is defined > XXX% loan amount.	XXX	C	A	C	A	C	A	C	A	C	A
2025960729	XXX	XXX	XXX	Credit	Missing Divorce Decree and/or Separation Agreement	XXX	2	Acknowledged	Missing investor acknowledgment of lender approved exception. Divorce noted from XXX (pg XXX). Lender approved Exception for missing Divorce Decree (pg XXX).		Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ; Verified credit history - XXX/XXX qualifying credit scores, minimum required of XXX. ;	XXX XXX - XXX - Investor Acknowledged Exception. XXX - Recd lender approved exception. --Finding remains. Missing exception form approved by the investor.	Client: EV2/B - Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B
2025960725	XXX	XXX	XXX	Compliance	Note is Incomplete	XXX	1	Closed	Missing XXX to Note. Only XXX to Mortgage was provided (pg XXX). Entered XXX terms per XXX Rider.	XXX	Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ; Verified reserves - XXX months of XXX reserves required. XXX months of verified XXX reserves. ;	XXX XXX - Recd XXX addendum to Note.	XXX - Recd XXX addendum to Note.	XXX	C	A	C	A	C	A	C	A	C	A
2025960725	XXX	XXX	XXX	Compliance	Mortgage/Deed of Trust is not Recorded	XXX	1	Closed	Mortgage not recorded (pg XXX). Missing closing instructions or copy of recorded Mortgage.	XXX	Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ; Verified reserves - XXX months of XXX reserves required. XXX months of verified XXX reserves. ;	XXX XXX - Recd closing instructions.	XXX - Recd closing instructions.	XXX	C	A	C	A	C	A	C	A	C	A
2025960725	XXX	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	1	Closed	1008 (pg XXX) and Approval (pg XXX) reference XXX (Approve Eligible) on loan submitted under XXX. Missing XXX findings.	XXX	Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ; Verified reserves - XXX months of XXX reserves required. XXX months of verified XXX reserves. ;	XXX XXX - Recd updated loan approval/1008 for the manual underwritten loan.

XXX - XXX not required for alt docs types, as per guidelines.
												--Agree with lender posted response. 1008/loan approval does not indicate that the loan was manually underwritten. Loan approval should be updated to reflect manual underwriting for loan approved under the alt doc XXX program.	XXX - Recd updated loan approval/1008 for the manual underwritten loan.	XXX	C	A	C	A	C	A	C	A	C	A
2025960728	XXX	XXX	XXX	Compliance	Note is Incomplete	XXX	1	Closed	Per rider to the security instrument (pXXX) and the approval (pXXX), the loan includes a prepayment penalty. This is not reflected on the Note (pXXX). Missing prepay XXX amending section 4 of the Note.	XXX	Verified reserves - XXX months subject XXX reserves or $XXX required, XXX months or $XXX verified.; Verified credit history - FICO XXX, minimum required XXX.;	XXX XXX - Recd XXX addendum to note.	XXX - Recd XXX addendum to note.	XXX	C	A	C	A	C	A	C	A	C	A
2025960720	XXX	XXX	XXX	Compliance	Missing Legal Description on Mortgage/DOT	XXX	1	Closed	Legal Description is not attached to or contained within Mortgage.	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - Borrower has been self employed owner of XXX for XXX years as verified with XXX.;	XXX XXX - Recd Mortgage with legal description.	XXX - Recd Mortgage with legal description.	XXX	C	A	C	A	C	A	C	A	C	A
2025960720	XXX	XXX	XXX	Compliance	XXX IDs do not match	XXX	2	Acknowledged	Name and XXX for Loan Officer on the CD pg XXX does not match Name and XXX for Loan Officer on Note, Mortgage or 1003. CD reflects XXX, all other docs reflect XXX.	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - Borrower has been self employed owner of XXX for XXX years as verified with XXX.;	XXX XXX - XXX Recd XXX and cover letter disclosing the correct contact name and XXX. XXX Mailbox to be applied.

XXX - Recd letter of explanation, XXX switched from XXX to XXX.

												--Finding remains. The cure is to re-disclose the correct information within XXX days of discovery.	Client: XXX - EV2/B Recd XXX and cover letter disclosing the correct contact name and XXX. XXX to be applied.	XXX	C	B	C	B	C	B	C	B	C	B
2025960720	XXX	XXX	XXX	Compliance	Final XXX Outside Tolerance of XXX from XXX XXX Business Days Prior to Closing	XXX	1	Closed	XXX issued XXX with corrected XXX was received XXX, less than XXX business days before closing date of XXX.	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - Borrower has been self employed owner of XXX for XXX years as verified with XXX.;	XXX XXX- Refer to XXX, latest issued XXX recd (XXX) > XXX business days before consummation.	XXX - Refer to XXX, latest issued XXX recd (XXX) > XXX business days before consummation.	XXX	C	A	C	A	C	A	C	A	C	A
2025960720	XXX	XXX	XXX	Compliance	Last Loan Estimate Received Date and Consummation Date	XXX	1	Closed	Disclosure Tracking (Page XXX) verifies final XXX issued XXX was not viewed by the borrower until XXX. -- The last Loan Estimate Received Date of (XXX) is not XXX business days before the consummation date of (XXX). XXX business days before consummation is (XXX). Under Regulation Z, a consumer must receive a revised Loan Estimate no later than XXX business days before consummation. (12 CFR 1026.19(e)(4)(ii))
									The last Loan Estimate Received Date of (XXX) is not XXX business days before the consummation date of (XXX). XXX business days before consummation is (XXX). Under Regulation Z, a consumer must receive a revised Loan Estimate no later than XXX business days before consummation. (12 CFR 1026.19(e)(4)(ii))	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - Borrower has been self employed owner of XXX for XXX years as verified with XXX.;	XXX XXX - Recd wetsigned copy of pg XXX and XXX of the latest issued XXX to evidence timing requirements were met.	XXX - Recd wetsigned copy of pg XXX and XXX of the latest issued XXX to evidence timing requirements were met.	XXX	C	A	C	A	C	A	C	A	C	A
2025960724	XXX	XXX	XXX	Credit	XXX risk - Minimum Number of Tradelines is less than XXX	XXX	1	Closed	Borrower only has XXX open tradeline.	XXX	Low LTV/CLTV/HCLTV - Low LTV of XXX%.; Verified reserves - File contains proof of XXX months of verified reserves when guidelines only require XXX months.;	XXX XXX - Exception re-reviewed. Tradeline requirements met with XXX. Guidelines do not explicitly require tradelines to be open.	XXX - Exception re-reviewed. Tradeline requirements met with XXX. Guidelines do not explicitly require tradelines to be open.	XXX	C	A	C	A	C	A	C	A	C	A
2025960717	XXX	XXX	XXX	Compliance	Missing evidence of the XXX	XXX	2	Acknowledged	Seller XXX is not in file.		Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Low DTI - Low DTI of XXX%.;		Client: EV2/B Non-material issue	XXX	C	B	C	B	C	B	C	B	C	B
2025960718	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid XXX for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	2	Acknowledged	Missing XXX or general credit for addition of $XXX verification fee on CD issued XXX. XXX remove Discount Fee increase due to rounding, variance of $XXX.
The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Loan Discount, Verification Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	Verified employment history - Borrower XXX has been with their current employer since XXX.; Verified credit history - FICO XXX, minimum required XXX.;	XXX XXX - Recd final settlement statement to evidence the credit to cure was applied at closing. XXX and cover letter were previously presented (XXX).

XXX - Recd XXX and cover.
-Finding remains. Missing final settlement statement to confirm disclosed credit to cure of $XXX for the credit report fee was applied at closing.

XXX - Recd XXX.
												--Finding remains. Missing final settlement statement to confirm credit to cure of $XXX for the credit report fee was applied at closing.	Client: Recd final settlement statement to evidence the credit to cure was applied at closing. XXX and cover letter were previously presented (XXX).	XXX	C	B	C	B	C	B	C	B	C	B
2025960718	XXX	XXX	XXX	Credit	Final 1003 Application is Incomplete	XXX	1	Closed	Missing page XXX of the final application for borrower XXX (pXXX).	XXX	Verified employment history - Borrower XXX has been with their current employer since XXX.; Verified credit history - FICO XXX, minimum required XXX.;	XXX XXX - Recd complete copy of the final 1003.	XXX - Recd complete copy of the final 1003.	XXX	C	A	C	A	C	A	C	A	C	A
2025960718	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Missing additional quarterly statement for borrower XXX, statement in file covers XXX-XXX which is XXX months, per guidelines for asset utilization XXX months are required.	XXX	Verified employment history - Borrower XXX has been with their current employer since XXX.; Verified credit history - FICO XXX, minimum required XXX.;	XXX XXX - Exception is cleared with the attached XXX quarterly statements.	XXX - Exception is cleared with the attached XXX quarterly statements.	XXX	C	A	C	A	C	A	C	A	C	A
2025960718	XXX	XXX	XXX	Credit	XXX not Properly Verified	XXX	1	Closed	Gift letter from XXX reflects a gift amount of $XXX, however the deposits total $XXX (XXX), $XXX $XXX $XXX $XXX $XXX $XXX $XXX	XXX	Verified employment history - Borrower XXX has been with their current employer since XXX.; Verified credit history - FICO XXX, minimum required XXX.;	XXX XXX - Recd email confirmation from gift XXX that the checks with loan/borrow written in the memo section payable to borrower were loan repayments from XXX years ago, which is in line with the borrowers explanation previously presented XXX. Loan repayment of $XXX was excluded from qualifying assets. Documented gift funds correspond with gift letter.

XXX - Attached email correspondence confirms memo line on deposits distinguished funds as gift and borrowed funds.
--Finding remains. Missing terms of repayment for the personal loans ($XXX and XXX) from XXX, which must be considered in qualifying.

XXX - "Those funds were not used in the assets, so no terms are required. They were backed out."
--Finding remains. All new debt must be considered in qualifying. Large checks deposited to borrowers account indicates new debt was obtained.  Missing terms of repayment for the XXX from XXX, which must be considered in qualifying.

XXX - "Large Deposits: $XXX XXX and $XXX XXX backed out of available balance for XXX4, not gift. Due to fact borrower wrote "Loan" and "Borrower" on the checks, these XXX weren’t true gifts and backed out of available assets."
												--Finding remains. Missing terms of repayment for the XXX from XXX.	XXX - Recd email confirmation from gift donor that the checks with loan/borrow written in the XXX section payable to borrower were loan repayments from XXX years ago, which is in line with the borrowers explanation previously presented XXX. Loan repayment of $XXX was excluded from qualifying assets. Documented gift funds correspond with gift letter.	XXX	C	A	C	A	C	A	C	A	C	A
2025960718	XXX	XXX	XXX	Compliance	The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance.	XXX	1	Closed	.
									A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the XXX disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.	XXX	Verified employment history - Borrower XXX has been with their current employer since XXX.; Verified credit history - FICO XXX, minimum required XXX.;		auto cleared. fee entry incoorect.	XXX	C	A	C	A	C	A	C	A	C	A
2025960722	XXX	XXX	XXX	Credit	Final 1003 Application is Incomplete	XXX	1	Closed	Final 1003 is missing the following:
1) Assets for XXX on final 1003 (pg XXX) were not transferred over from initial 1003 (pg XXX). Based on final 1003 borrowers have insufficient funds for closing.
2) Declarations section (pg XXX) was not completed.
3) XXX section does not list the addresses for XXX. Review used initial 1003 (pg XXX) to complete data entry as it listed the complete addresses.
Final 1003 should reflect complete addresses of all property owned.	XXX	Verified credit history - XXX/XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ; Verified housing payment history - XXX months of housing history paid XXX per credit report. ; Verified reserves - XXX months XXX reserves, XXX months of XXX reserves verified. ;	XXX XXX - Recd updated 1003 with email correspondence to borrower explaining the reason for the updates.

XXX - Recd updated 1003.
												--Finding remains. Missing borrower executed copy or evidence that the updated 1003 was sent to borrower via courier or electronically.	XXX- Recd updated 1003 with email correspondence to borrower explaining the reason for the updates.	XXX	C	A	C	A	C	A	C	A	C	A
2025960722	XXX	XXX	XXX	Credit	Missing Lease Agreement and/or Not Executed	XXX	1	Closed	Missing copy of leases for the subject. Per guidelines purchase using DSCR requires copy of subject property lease and appraisal form 1007 or 1025.	XXX	Verified credit history - XXX/XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ; Verified housing payment history - XXX months of housing history paid XXX per credit report. ; Verified reserves - XXX months XXX reserves, XXX months of XXX reserves verified. ;	XXX XXX - "Please consider the following for this condition. Per the purchase agreement p XXX, "This agreement is contingent on the seller delivering the property XXX with no tenants later than the settlement date. If the property is not XXX by XXX, The Buyer has the option to terminate and all deposit monies will be returned the buyer." (Note that the appraisal was signed on XXX, at which time the tenants were occupying the property.) Per the guidelines for non-tenant occupied property, the market rent from the appraisal (1007 or 1025) may be used solely. In addition, the guidelines state if there is no current tenant on a purchase, no lease is required. In this case, the contract states that the seller is to deliver the property XXX. The lease at time of the appraisal would not be applicable to this purchase/borrower. Please clear or clarify further. Thank you!"
XXX - Investor accepts treating the this as a vacant property since the XXX is required to vacate prior to closing, thus no lease required.

XXX - "Rental income used from appraisal form XXX; purchase contract states property will be XXX with no XXX".
--Finding remains. Per appraisal the property is XXX occupied. Missing copy of current lease agreements.	XXX - "Please consider the following for this condition. Per the purchase agreement p XXX, "This agreement is contingent on the seller delivering the property vacant with no tenants later than the settlement date. If the property is not XXX by XXX, The Buyer has the option to terminate and all deposit monies will be returned the buyer." (Note that the appraisal was signed on XXX, at which time the tenants were occupying the property.) Per the guidelines for non-tenant occupied property, the market rent from the appraisal (1007 or 1025) may be used XXX. In addition, the guidelines state if there is no current tenant on a purchase, no lease is required. In this case, the contract states that the seller is to deliver the property vacant. The lease at time of the appraisal would not be applicable to this purchase/borrower. Please clear or clarify further. Thank you!"
													XXX- Investor accepts treating the this as a vacant property since the tenant is required to vacate prior to closing, thus no lease required.	XXX	C	A	C	A	C	A	C	A	C	A
2025960719	XXX	XXX	XXX	Credit	Final 1003 Application is Incomplete	XXX	1	Closed	Missing copy of the final executed 1003 and XXX. Final application page XXX is not signed or dated. 1003 indexed as the final page XXX is the initial 1003 executed by borrower XXX.	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - Borrower has been self employed owner of XXX for XXX years as verified per CPA and XXX.;	XXX XXX- Recd final 1003.	XXX - Recd final 1003.	XXX	C	A	C	A	C	A	C	A	C	A
2025960719	XXX	XXX	XXX	Credit	Property Type is prohibited	XXX	1	Closed	Subject is located in the XXX XXX at XXX community. Subject is a resort community and in addition to the annual HOA assessments requires XXX association fees. Property type is ineligible per XXX "Loans securing units in XXX and XXX projects with mandatory memberships that require the HOA or XXX members to pay dues to a third-party organization (such as a XXX XXX or other recreational facility) are ineligible for sale to XXX. The project must be the XXX of its amenities, though certain exceptions will be allowed when there is a shared amenities agreement between HOAs or XXX projects."	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - Borrower has been self employed owner of XXX for XXX years as verified per CPA and XXX.;	XXX XXX- Confirmed with XXX (XXX and XXX) that the grid section of the ineligible projects section XXX does not apply to XXX. The section beneath the grid applies where it refers to any and all projects.
(e.g. Projects that operate as XXX or XXX
Projects subject to Split Ownership Arrangements
Projects with Property that is not real estate
Projects that operate as a a Continuing Care Community or Facility
Live-Work Projects
Litigation or Pre-litigation Activity
XXX)
--Finding cleared. This project is eligible based XXX guidance.

XXX - Posted response is insufficient to satisfy the finding.
--Missing investor acknowledgment of the resort community.

Per XXX, For a project to qualify as a XXX, all of the following requirements must be met:

each unit owner’s membership in the HOA must be automatic and nonseverable,

the payment of assessments related to the unit must be mandatory,

common property and improvements must be owned and maintained by an HOA for the benefit and use of the unit owners, and

the subject unit must not be legally created as part of a XXX or XXX property.	Confirmed with XXX (XXX and XXX) that the grid section of the ineligible projects section XXX does not apply to XXX. The section XXX the XXX applies where it refers to any and all projects.
(e.g. Projects that operate as XXX or XXX applies
Projects subject to Split Ownership Arrangements
Projects with Property that is not XXX
Projects that operate as a a Continuing Care Community or Facility
Live-Work Projects
Litigation or Pre-litigation Activity
XXX)
													--Finding cleared. This project is eligible based XXX guidance.	XXX	C	A	C	A	C	A	C	A	C	A
2025960715	XXX	XXX	XXX	Property	Missing Required Property Inspection	XXX	1	Closed	NEW XXX - Subject is located in a XXX area. Missing Post disaster property inspection to confirm subject was not impacted.	XXX	Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.; Disposable Income - Borrowers have $XXX in disposable income.;	XXX XXX - Recd XXX confirming subject is free and clear of XXX related damages.	XXX - Recd XXX confirming subject is free and clear of XXX related damages.	XXX	C	A	C	A	C	A	C	A	C	A
2025960721	XXX	XXX	XXX	Compliance	Missing Legal Description on Mortgage/DOT	XXX	1	Closed	Missing Legal Description on Mortgage/DOT. Document states the legal description is attached as Exhibit A (XXX), however no Exhibit A in the file.	XXX	Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX verified.;	XXX XXX - Recd copy of the recorded mortgage that includes Exhibit A.	XXX - Recd copy of the recorded mortgage that includes Exhibit A.	XXX	C	A	C	A	C	A	C	A	C	A
2025960721	XXX	XXX	XXX	Compliance	Sales Price on XXX does not agree with Purchase Contract	XXX	1	Closed	Sales price on the CD (XXX) and approval reflect $XXX. The purchase contract reflects $XXX (XXX), missing XXX lowering the sales price.	XXX	Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX verified.;	XXX XXX - Recd Addendum to Contract lowering the sales price.	XXX - Recd Addendum to Contract lowering the sales price.	XXX	C	A	C	A	C	A	C	A	C	A
2025960721	XXX	XXX	XXX	Credit	Missing Source of Funds	XXX	1	Closed	Missing explanation for the large deposit into XXX **XXX XXX. If this deposit is backed out there are insufficient liquid funds for closing.	XXX	Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX verified.;	XXX XXX - "The deposits from XXX Law were from business contracts. Attached invoices and XXX support source for deposits." --Finding is cleared with the attached invoices to source large deposit from invoice to business for borrowers consultation services.

												XXX - Guideline requires a XXX for deposits > XXX% of the loan amount.	XXX - "The deposits from XXX Law were from business contracts. Attached invoices and XXX support source for deposits." --Finding is cleared with the attached invoices to source large deposit from invoice to business for borrowers consultation services.	XXX	C	A	C	A	C	A	C	A	C	A
2025960716	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid XXX for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	1	Closed	Missing valid XXX for increase to state transfer tax from $XXX to $XXX (XXX).
-- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Documentary Tax Stamps for Mortgage/Deed of Trust - State. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
Cleared
The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Documentary Tax Stamps for Mortgage/Deed of Trust - State. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - Borrower has been self employed co-owner of XXX and XXX for XXX years as verified per XXX.; Low DTI - Low DTI of XXX%.;	XXX XXX - Recd initial CD with the corresponding XXX.
--State transfer tax is based on the loan amount which increased.

												XXX- Attached XXX does not provide the reason for the increase to the state transfer tax from $XXX to $XXX.	XXX - Recd initial CD with the corresponding XXX. --State transfer tax is based on the loan amount which increased.	XXX	C	A	C	A	C	A	C	A	C	A
2025960713	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	Missing XXX statement for XXX (used for income/asset depletion as well as assets) and XXX (used for assets). The XXX includes the summary balance for these accounts but only includes the statement for XXX (XXX/XXX). The XXX statement includes the full statements for all XXX accounts (pXXX)	XXX	Established credit history - Open active credit dates back to XXX with no reported default.; Verified reserves - XXX months reserves or $XXXrequired, XXX months or $XXX verified.;	XXX XXX - Recd (XXX) statements.	XXX - Recd (XXX) statements.	XXX	C	A	C	A	C	A	C	A	C	A
2025960713	XXX	XXX	XXX	Credit	Questionable continuation of income	XXX	1	Closed	The borrower's schedule XXX income average in XXX was $XXX. YTD P&L average income is $XXX. Lender used $XXX, the average of XXX and YTD. There is no explanation in the file for the substantial increase in income from XXX to XXX to support this level going forward. Per guidelines, use the most conservative approach for the income calculation when income, that is substantial or comprises the majority of qualifying income, is declining or inconsistent.
XXX	Established credit history - Open active credit dates back to XXX with no reported default.; Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX verified.;	XXX XXX - "XXX XXX-month avg $XXX; Per investor, self-employed Income can be analyzed based on Year-to-date P&L and the most recent years Tax return to qualify. A Balance sheet is not required.

XXX XXX XXX + YTD net income $XXX (thru XXX) = $XXX /XXX = $XXX/month.
Increase in YTD XXX ending XXX is due to borrower becoming a controller for a non-profit agency with starting income of $XXX/month and later increased to $XXX/month".
--Finding remains. Per guidelines, use the most conservative approach for the income calculation when income, that is substantial or comprises the majority of qualifying income, is declining or inconsistent. The P&L is borrower prepared. The DTI > XXX% allowed using most conservative approach of XXX.

XXX - Guides state that XXX income can be analyzed based on YTD and the most recent tax returns to qualify.
												--Agree, however, the guideline also says to refer to Full Doc Documentation guidelines for income sources not addressed below. Per guidelines, use the most conservative approach for the income calculation when income, that is substantial or comprises the majority of qualifying income, is declining or inconsistent.	XXX Clarification received from lender. This loan is a XXX yr Documentation Doc. Per the the section addressing self-employed borrower's "NOTE: Self-Employed Income can be analyzed based on Year to date and the most recent years Tax return to qualify. A Balance sheet is not required." Finding cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2025960713	XXX	XXX	XXX	Property	Property Inspection Date is prior to XXX declaration begin date	XXX	1	Closed	Subject is located in a XXX area due to XXX. Missing XXX inspection to confirm no damages to the property were sustained from the XXX.	XXX	Established credit history - Open active credit dates back to XXX with no reported default.; Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX verified.;	XXX XXX - Recd XXX confirming no XXX related damage to subject or XXX.	XXX- Recd XXX confirming no XXX related damage to subject or XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025960711	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged	Excessive NSF/Overdraft fees noted. Most recently in the past XXX days.
XXX - XXX day w/negative ending balance / XXX NSF
XXX-XXX - XXX days Negative ending balance / XXX NSF
XXX - XXX day w/negative ending balance / XXX NSF
XXX - XXX day w/negative ending balance / XXX NSF
									Investor Exception Acknowledged pg 156.		Low LTV/CLTV/HCLTV - XXX% LTV/CLTV w/a max allowed of XXX%.; Low DTI - XXX% DTI w/a max allowed of XXX%.; Verified credit history - XXX qualifying FICO w/a minimum requirement of XXX.;		Client: Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2025960711	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Missing LOE for the following deposits that exceed XXX% of the qualifying income as required by the guidelines:
XXX $XXX,
$XXX XXX,
$XXX XXX,
$XXX XXX.

									Per guideline Large deposits exceeding XXX% of monthly income into bank accounts must be explained, if it is not clear the deposit is business related, with a XXX and must be consistent with the business profile. If the XXX is sufficient, no sourcing required.	XXX	Low LTV/CLTV/HCLTV - XXX% LTV/CLTV w/a max allowed of XXX%.; Low DTI - XXX% DTI w/a max allowed of XXX%.; Verified credit history - XXX qualifying FICO w/a minimum requirement of XXX.;	XXX XXX - TPR set in error. Deposits listed < XXX% total monthly qualifying income for loan.	XXX - TPR set in error. Deposits listed < XXX% total monthly qualifying income for loan.	XXX	C	A	C	A	C	A	C	A	C	A
2025960709	XXX	XXX	XXX	Credit	Missing Business Purpose Attestation	XXX	2	Acknowledged	Missing cash out purpose letter.		Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Low DTI - XXX% DTI is below XXX% maximum per guidelines.;	XXX XXX- XXX Investor Acknowledged Exception	Client: XXX - EV2/B Investor Acknowledged Exception	XXX	D	B	D	B	D	B	D	B	D	B
2025960709	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged	Edge Non-QM Guidelines do not reflect delayed financing as an eligible transaction type. Guideline also reflects that Non-Arm’s Length Transactions on Investment Properties as ineligible. Purchase transaction date XXX. Purchase was a XXX. Per appraisal sale was between XXX and the sale was not listed on XXX. Subject transaction date XXX. Cash to borrower $XXX.		Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Low DTI - XXX% DTI is below XXX% maximum per guidelines.;		Client: EV2/B Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2025960709	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	Missing pages XXX of the XXX statement for XXX XXX.	XXX	Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Low DTI - XXX% DTI is below XXX% maximum per guidelines.;	XXX XXX - Recd complete copy of the XXX statement.	XXX - Recd complete copy of the XXX statement.	XXX	C	A	C	A	C	A	C	A	C	A
2025960710	XXX	XXX	XXX	Compliance	The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance.	XXX	2	Acknowledged	Lender credit of $XXX on XXX is insufficient to cure fee variance of removal of lender paid appraisal fee of $XXX on CD issued XXX on page XXX.
									A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.		Verified credit history - XXX fico w/a minimum requirement of XXX.; Low DTI - XXX% DTI w/a max allowed of XXX%.; Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX.;	XXX XXX - XXX Recd PCCD disclosing lender paid portion of the appraisal fee, invoice to support borrower was not charged the fee, and cover letter. No restitution required, thus XXX XXX Rule Applied.	Client: XXX - EV2/B Recd XXX disclosing lender paid portion of the appraisal fee, invoice to support borrower was not charged the fee, and cover letter. No restitution required, thus XXX XXX Rule Applied.	XXX	C	B	C	B	C	B	C	B	C	B
2025960708	XXX	XXX	XXX	Credit	Missing Underwriter Loan Approval	XXX	1	Closed	Missing loan approval / underwriting decision.	XXX	Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Low LTV/CLTV/HCLTV - XXX% CLTV is below XXX% maximum per guidelines.;	XXX XXX - Recd underwriting decision.	XXX - Recd underwriting decision.	XXX	D	A	D	A	D	A	D	A	D	A